U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

February 2, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Concorde Funds, Inc. (the “Corporation”)
File Nos.: 033-17423 and 811-05339

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Corporation on behalf of its series, the Concorde Wealth Management Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated January 31, 2022, and filed electronically as Post-Effective Amendment No. 54 to the Corporation’s Registration Statement on Form N-1A on January 28, 2022.

If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith
Adam W. Smith
Vice President
For U.S. Bank Global Fund Services